SEI Institutional Managed Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional Managed Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the form of Multi-Asset Class F Shares Prospectus, Multi-Asset Class Y Shares Prospectus, and Multi-Asset Statement of Additional Information, each dated January 31, 2025, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 136 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), which was filed electronically on January 28, 2025 (Accession No. 0001104659-25-006712).

SEI Institutional Managed Trust

By:	/s/ Katherine Mason
Katherine Mason

Title:	Vice President and Assistant Secretary

Date:	February 5, 2025